WITHHOLDING TAXES PAYABLE	12 Months Ended
Jan. 31, 2024
Withholding Taxes Payable
WITHHOLDING TAXES PAYABLE	9. WITHHOLDING TAXES PAYABLE As at January 31, 2024 and 2023, the Company had $138,568 and $158,814 in Chilean withholding taxes payable, respectively.